Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributable to Ordinary Shareholders [Abstarct]
NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

NOTE 19 - NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31
	2024	2023
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$53,182	$79,267
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	12,927,717	4,356,665
Net loss per share attributable to ordinary shareholders, basic and diluted	$4.11	$18.19

The above share information has been adjusted to reflect the share split as discussed in note 2gg.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

-	Redeemable convertible preferred shares (see Note 14);

-	Convertible loan agreements (see Note 15);

-	Warrants to purchase ordinary shares (see Note 16);

-	Share-based compensation (see Note 17).